Finance debt - Non-current finance debt (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Unsecured bonds	$ 26,612	$ 27,568
Unsecured loans	76	87
Total finance debt	26,688	27,655
Less current portion	2,547	250
Non-current finance debt	24,141	27,404
United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	17,190	17,451
Euro (EUR) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	7,465	7,925
Great Britain Pound (GBP) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	1,652	1,852
Norwegian kroner (NOK) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	$ 304	$ 340
Japanese yen (JPY) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	4.30%	4.30%
Unsecured loans	$ 76	$ 87
Fair value based on level 2 inputs [member]
Disclosure of financial liabilities [line items]
Unsecured bonds	25,097	31,237
Unsecured loans	90	106
Total finance debt	25,187	31,343
Less current portion	2,597	268
Non-current finance debt	22,590	31,075
Fair value based on level 2 inputs [member] | United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	16,167	19,655
Fair value based on level 2 inputs [member] | Euro (EUR) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	6,782	8,529
Fair value based on level 2 inputs [member] | Great Britain Pound (GBP) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	1,836	2,674
Fair value based on level 2 inputs [member] | Norwegian kroner (NOK) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	311	380
Fair value based on level 2 inputs [member] | Japanese yen (JPY) [Member]
Disclosure of financial liabilities [line items]
Unsecured loans	$ 90	$ 106
Weighted average [member] | United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	3.82%	3.88%
Weighted average [member] | Euro (EUR) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	1.42%	1.42%
Weighted average [member] | Great Britain Pound (GBP) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	6.08%	6.08%
Weighted average [member] | Norwegian kroner (NOK) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	4.18%	4.18%